Capitalized Software Development Costs, net	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Capitalized Software Development Costs, net [Abstract]
Capitalized Software Development Costs, net
5.	Capitalized Software Development Costs, net

The following is a summary of capitalized software development costs:

	June 30,	September 30,
	2015	2014
	(unaudited)

Beginning balance	$639,416	$343,575
Additions	963,452	712,450
Amortization	(449,959)	(416,609)
Ending balance	$1,152,909	$639,416

Amortization expense for the three and nine months ended June 30, 2015 was $176,704 and $449,959, respectively. Amortization expense for the three and nine months ended June 30, 2014 was $94,418 and $283,199, respectively. As of June 30, 2015, amortization expense for the remaining estimated lives of these costs is as follows:

Year Ending June 30,

2016	$486,149
2017	411,239
2018	255,521

$1,152,909

6. Capitalized Software Development Costs, net

The following is a summary of capitalized software development costs:

	September 30,
	2014	2013
Beginning balance	$343,575	$383,227
Additions	712,450	399,682
Amortization	(416,609)	(439,334)
Charge offs	-	-
Ending balance	$639,416	$343,575

Amortization expense for the remaining estimated lives of these costs is as follows:

Year Ending September 30,
2015	$314,326
2016	260,816
2017	64,274
$639,416